Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions [Abstract]
Related party transactions
Note 30 – Related party transactions

The Company transacts business with the following related parties, being companies in which our principal shareholders Hemen Holding Ltd and Farahead Investments Inc (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:

—	Ship Finance International Limited ("Ship Finance")

—	Asia Offshore Drilling Limited ("AOD")

—	Metrogas Holdings Inc ("Metrogas")

—	Frontline Management (Bermuda) Limited ("Frontline")

—	Archer Limited ("Archer")

The Company has entered into sale and lease back contracts for several drilling units with Ship Finance, a company in which our principal shareholders Hemen and companies associated with Hemen have a significant interest. Hemen is controlled by trusts established by the Company's President and Chairman Mr. John Fredriksen for the benefit of his immediate family. The Company has determined that the Ship Finance subsidiaries, which own the units, are variable interest entities (VIEs), and that the Company is the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts.

Accordingly, these VIEs are fully consolidated in the Company's consolidated accounts. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in the Company's consolidated accounts (See also note 33).

In the 12 months ended December 31, 2012, the Company incurred the following lease costs on units leased back from Ship Finance subsidiaries.

(US$ millions)	2012	2011

West Prospero	-	7
West Polaris	114	126
West Hercules	75	120
West Taurus	114	112
Total	303	365

These lease costs are eliminated on consolidation.

On July 1, 2010 our fully consolidated VIEs, SFL Deepwater Ltd and SFL Polaris Ltd, paid a dividend of $290 million and $145 million respectively to Ship Finance. Ship Finance simultaneously granted loans to SFL Deepwater Ltd and SFL Polaris Ltd for the same amounts. The loans bear interest at 4.5% per annum and comprise the balance of $435 million, reported as long-term debt due to related parties in our balance sheet as of December 31, 2012.

On June 24, 2011, we entered into a share sale and purchase agreement with Ship Finance, where we acquired all the shares of Rig Finance II Limited, which was the owner of West Prospero. The acquisition price for the shares amounted to $47 million. This transaction is accounted for as an equity transaction and no gain or loss is recognized.

In July 2011, we participated in a private placement in Asian Offshore Drilling (AOD) and were allocated shares for $54 million, which corresponds to a 33.75% ownership stake. AOD was established by Mermaid Maritime Public Company Limited in late 2010 when two MOD-V B Class jack-up rigs where ordered at Keppel FELS in Singapore. AOD had additional option agreements for construction of two similar units. Furthermore, it was agreed that we would be responsible for the construction supervision, project management and commercial management of all of AODs jack-up rigs. During the year of 2012 the Company has acquired additional shares in AOD and the Company's holding of AOD as of December 31, 2012 was 26,463,050, representing 66.16% of all of the issued shares in AOD. This investment is accounted for as an equity method investment (See also note 16).

On March 31, 2012, we obtained a short-term unsecured credit facility of $84 million from Metrogas. The principal plus interest was repaid in June 2012.

On May 15, 2012 we obtained a short term unsecured credit facility of US$50 million from Metrogas. The principal plus interest was repaid in July 2012.

On June 7, 2012 we obtained a long term unsecured credit facility of NOK1,200 million from Metrogas. This loan agreement was amended on June 14 and June 27 increasing the loan amount to a total of NOK2,100 (US$352 million). The principal plus interest was repaid in September 2012.

On June 27, 2012, we granted Archer a long term unsecured credit facility of US$20 million. The principal plus interest was repaid in July 2012.

On November 12, 2012, we granted Archer a short term unsecured loan of US$55 million. The loan bears interest of LIBOR + a margin and matured in February 2013.

On December 20, 2012, we sold it's holding in North Atlantic Drilling Ltd unsecured bond of US$500 million to Metrogas plus accrued interest of US$9 million with a call option to repurchase the bond in full for a price equal to par plus unpaid accrued interest on the date of repurchase. The call option matures in June 2013. The obligation is recorded as a long term related party liability. In conjunction with this arrangement we also entered into a agreement to settle dividend payable to Metrogas in return for a short term unsecured loan of US$93 million. The bond bear a coupon of 7.75% per annum payable semi-annually in arrears. The net proceeds from these arrangements were US$415 million.

On December 21, 2012, we obtained a short term loan of US$93 million from Metrogas. The loan bears interest of LIBOR + a margin and matures in March 2013 and is reported as short term debt to related parties in our balance sheet as of December 31, 2012.

On December 31, 2012, we obtained a short term loan from Metrogas of NOK140 million. The loan bears interest of NIBOR + a margin and matures in March 2013 and is reported as short term debt to related parties in our balance sheet as of December 31, 2012.

Frontline provides management support and administrative services for the Company, and charged the Company fees of $2 million, $2 million and $1 million for these services in the years 2012, 2011 and 2010, respectively. These amounts are included in "General and administrative expenses".